Leases - Schedule of Maturities of Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 226
2022	226
2023	226
2024	226
2025 and thereafter	205
Total minimum lease payments	1,109
Total minimum lease payments	1,109
Less: imputed interest	(167)
Total lease liabilities	942
2021	256
2022	448
2023	240
2024	0
2025 and thereafter	0
Total minimum lease payments	944
Total minimum lease payments	944
Less: imputed interest	(87)
Total lease liabilities	$ 857